Accounts receivable (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Accounts receivable
Trade accounts receivable	$ 4,403	$ 5,263
Other accounts receivable	58	35
Accounts receivable	$ 4,461	$ 5,298